Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	363,043,769	16,095,929
Common stock, shares outstanding	363,043,769	16,095,929
Treasury stock, shares	0	216,667
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	25,877	0
Preferred stock, shares outstanding	25,877	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, shares issued	50,004	0
Preferred stock, shares outstanding	50,004	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001